EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
EARNINGS PER SHARE

20.  EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share were calculated as follows:

	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	1,076,414,897	714,405,864	998,319,684
Eliminate the dilutive effect of interest expense of convertible bond	—	4,617,398	15,496,021
Numerator for diluted earnings per share	1,076,414,897	719,023,262	1,013,815,705

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,977,063	34,236,761	32,905,601
Dilutive effect of share options	2,053,911	1,230,941	2,359,614
Dilutive effect of convertible bond	—	623,083	2,206,157
Dilutive effect of convertible bond sold warrants	—	—	598,469
Denominator for diluted earnings per ordinary share	38,030,974	36,090,785	38,069,841

Basic earnings per ordinary share	29.92	20.87	30.34
Diluted earnings per ordinary share	28.30	19.92	26.63

Basic earnings per ADS	7.48	5.22	7.58
Diluted earnings per ADS	7.08	4.98	6.66

The 2018 convertible senior notes were not included in the computation of diluted EPS in 2013 because the inclusion of such instrument would be anti-dilutive.

For the years ended December 31, 2011, 2012 and 2013, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2011	2012	2013
	RMB	RMB	RMB

Outstanding weighted average stock options	715,894	1,779,507	251,266
Sold Warrants	—	299,319	870,425
	715,894	2,078,826	1,121,691